LOANS AND ADVANCES TO BANKS - Parent (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Santander UK Group Holdings plc
Net Loans And Advances To Banks [Line Items]
Impairment loss recognised in profit or loss, loans and advances	£ 0	£ 0